RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of expenses related to key management personnel [Table Text Block]
	For the year ended:
	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Professional fees	120,000	120,000	144,000
Research and development	522,419	575,396	572,700
Consulting fees	-	-	174,215
Share-based compensation included in directors' compensation	493,793	1,156,523	99,438
Share-based compensation included in research and development	128,805	32,390	123,052
	1,265,017	1,884,309	1,113,405